Net interest income	6 Months Ended
Jun. 30, 2016
Net interest income
6 Net interest income
in	6M16	6M15
Net interest income (CHF million)
Loans	2,547	2,400
Investment securities	32	29
Trading assets	4,378	5,282
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,413	1,328
Other	744	1,107
Interest and dividend income	9,114	10,146
Deposits	(492)	(466)
Short-term borrowings	(38)	(62)
Trading liabilities	(2,226)	(2,307)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(753)	(640)
Long-term debt	(1,684)	(1,745)
Other	(100)	(107)
Interest expense	(5,293)	(5,327)
Net interest income	3,821	4,819